Summary of Significant Accounting Policies (Details) - Schedule of exchange rates	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ¥ / shares
Schedule of exchange rates [Abstract]
Period Ended spot | $	$ 1		$ 1		$ 1
Period Ended spot | ¥ / shares		¥ 6.3726		¥ 6.525		¥ 6.9618
Period Average | $	$ 1		$ 1		$ 1
Period Average | ¥ / shares		¥ 6.4508		¥ 6.9042		¥ 6.9081